The Hartford International Value Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		42.25%	13.36%	8.69%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	8.92%	8.18%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		34.52%	13.44%	8.60%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		22.77%	11.39%	7.60%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		36.35%	14.21%	9.55%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		42.30%	14.65%	9.38%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		44.70%	15.82%	10.51%
Class R3 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		43.88%	15.12%	9.81%
Class R4 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		44.28%	15.48%	10.14%
Class R5 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		44.73%	15.83%	10.49%
Class R6 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	44.87%	15.94%	10.60%
Class Y | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		44.73%	15.85%	10.54%
Class F | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	44.84%	15.94%	10.60%

[1]	Class R6 shares commenced operations on February 28, 2019 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.